Supplementary cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in non-cash working capital
Accounts receivable and other	$ 14,065	$ (5,408)
Inventories	(16,087)	(3,209)
Accounts payable and accrued liabilities	(6,895)	42,008
Total	$ (8,917)	$ 33,391